Morgan Stanley Dean Witter S&P 500 Index Fund            Two World Trade Center,
Letter to the Shareholders February 29, 2000            New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended February 29, 2000, the tight labor market, strong housing markets and high consumer confidence once again raised concerns of potential inflationary pressure. Acting on these concerns, the Federal Reserve Board raised the federal funds rate 50 basis points during the period. Anticipation of higher interest rates placed an exorbitant amount of pressure on large-cap "old economy" stocks, which sharply underperformed new-economy technology issues. As a result, S&P 500 index funds, which thrived in prior years, took a back seat to growth funds focusing on technology.

PERFORMANCE AND INVESTMENT STRATEGY

For the six-month period ended February 29, 2000, Morgan Stanley Dean Witter S&P 500 Index Fund's Class B shares posted a total return of 3.40 percent compared to 4.11 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares posted total returns of 3.72 percent, 3.40 percent and 3.86 percent, respectively. The performance of the Fund's four share classes varies, because each class has different expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

Morgan Stanley Dean Witter S&P 500 Index Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500), by investing in stocks that compose the S&P 500 in approximately the same weightings as they are represented in the index. The fully invested, broadly diversified Fund also seeks to minimize turnover to generate tax-efficient returns.

LOOKING AHEAD

We believe that the global economic recovery will continue. However, continued strength in the U.S. economy could lead the Fed to raise interest

Morgan Stanley Dean Witter S&P 500 Index Fund
Letter to the Shareholders February 29, 2000, continued

rates further. Rising rates could pressure valuations in the first half of 2000. Strong corporate earnings, which have helped the stock market overcome past Fed rate hikes, are expected to improve with increasing efficiencies attributable to technology. As a result, we expect the large-cap S&P 500 to rebound from its recent selloff even in the midst of moderate Fed tightening.

We appreciate your ongoing support of Morgan Stanley Dean Witter S&P 500 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
--------------------------                ---------------------
CHARLES A. FIUMEFREDDO                    MITCHELL M. MERIN
Chairman of the Board                     President

Morgan Stanley Dean Witter S&P 500 Index Fund
Fund Performance February 29, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                       CLASS A SHARES*
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 year                              10.82%(1)        5.00%(2)
Since Inception (9/26/97)           17.19%(1)       14.62%(2)


                       CLASS C SHARES+
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 year                              10.03%(1)        9.03%(2)
Since Inception (9/26/97)           16.33%(1)       16.33%(2)



                       CLASS B SHARES**
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 year                              10.03%(1)        5.03%(2)
Since Inception (9/26/97)           16.33%(1)       15.33%(2)


                       CLASS D SHARES++
--------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------
1 year                              11.11%(1)
Since Inception (9/26/97)           17.48%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited)

NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
                    COMMON STOCKS (100.1%)
                    Accident & Health Insurance (0.1%)
 49,897             AFLAC, Inc. ...........................   $    1,824,359
 24,663             Torchmark Corp. .......................          488,636
 45,005             UNUMProvident Corp. ...................          601,942
                                                              --------------
                                                                   2,914,937
                                                              --------------
                    Advertising (0.3%)
 52,622             Interpublic Group of Companies,
                      Inc. ................................        2,114,747
 33,271             Omnicom Group, Inc. ...................        3,133,712
 13,051             Young & Rubicam, Inc. .................          659,075
                                                              --------------
                                                                   5,907,534
                                                              --------------
                    Aerospace (0.6%)
175,224             Boeing Co. ............................        6,461,385
 20,653             Goodrich (B.F.) Co. (The) .............          494,381
 74,240             Lockheed Martin Corp. .................        1,294,560
 13,029             Northrop Grumman Corp. ................          592,005
 89,763             United Technologies Corp. .............        4,572,303
                                                              --------------
                                                                  13,414,634
                                                              --------------
                    Air Freight/Delivery Services (0.1%)
 55,981             FedEx Corp. ...........................        1,955,836
                                                              --------------
                    Airlines (0.2%)
 27,765             AMR Corp.* ............................        1,468,074
 24,912             Delta Air Lines, Inc. .................        1,136,610
 94,581             Southwest Airlines Co. ................        1,743,837
 13,398             US Airways Group Inc.* ................          250,375
                                                              --------------
                                                                   4,598,896
                                                              --------------
                    Alcoholic Beverages (0.3%)
 87,241             Anheuser-Busch Companies, Inc. ........        5,594,329
 12,845             Brown-Forman Corp. (Class B) ..........          611,743
  6,892             Coors (Adolph) Co. (Class B) ..........          302,386
                                                              --------------
                                                                   6,508,458
                                                              --------------
                    Aluminum (0.3%)
 41,090             Alcan Aluminium, Ltd. (Canada) ........        1,355,970
 68,701             Alcoa, Inc. ...........................        4,706,018
 11,855             Reynolds Metals Co. ...................          752,792
                                                              --------------
                                                                   6,814,780
                                                              --------------
                    Apparel (0.0%)
 11,084             Liz Claiborne, Inc. ...................          414,957
  6,175             Russell Corp. .........................           85,292
 22,147             VF Corp. ..............................          546,754
                                                              --------------
                                                                   1,047,003
                                                              --------------
                    Auto Parts: O.E.M. (0.3%)
 30,845             Dana Corp. ............................          657,384
105,936             Delphi Automotive Systems Corp.                1,767,807



NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
 13,800             Eaton Corp. ...........................   $    1,034,137
 15,998             Johnson Controls, Inc. ................          853,893
 22,801             TRW Inc. ..............................        1,094,448
                                                              --------------
                                                                   5,407,669
                                                              --------------
                    Automotive Aftermarket (0.1%)
 14,221             Cooper Tire & Rubber Co. ..............          153,765
 33,339             Genuine Parts Co. .....................          752,211
 29,312             Goodyear Tire & Rubber Co. ............          665,016
                                                              --------------
                                                                   1,570,992
                                                              --------------
                    Beverages - Non-Alcoholic (1.5%)
463,117             Coca Cola Co. .........................       22,432,230
 79,776             Coca-Cola Enterprises Inc. ............        1,864,764
272,941             PepsiCo, Inc. .........................        8,802,347
                                                              --------------
                                                                  33,099,341
                                                              --------------
                    Biotechnology (0.7%)
191,532             Amgen Inc.* ...........................       13,048,117
 28,170             Biogen, Inc. ..........................        3,040,599
                                                              --------------
                                                                  16,088,716
                                                              --------------
                    Books/Magazines (0.0%)
 13,342             Harcourt General, Inc. ................          459,465
  9,679             Meredith Corp. ........................          277,061
                                                              --------------
                                                                     736,526
                                                              --------------
                    Broadcasting (0.6%)
142,948             CBS Corp.* ............................        8,514,340
 63,468             Clear Channel Communications,
                      Inc.* ...............................        4,228,555
                                                              --------------
                                                                  12,742,895
                                                              --------------
                    Building Materials (0.0%)
 10,277             Owens Corning .........................          149,016
 18,759             Vulcan Materials Co. ..................          750,360
                                                              --------------
                                                                     899,376
                                                              --------------
                    Building Materials/DIY Chains (1.3%)
431,689             Home Depot, Inc. (The) ................       24,957,020
 71,650             Lowe's Companies, Inc. ................        3,412,331
                                                              --------------
                                                                  28,369,351
                                                              --------------
                    Building Products (0.1%)
  7,473             Armstrong World Industries, Inc. ......          141,987
 83,812             Masco Corp. ...........................        1,498,139
                                                              --------------
                                                                   1,640,126
                                                              --------------
                    Cable Television (0.7%)
162,690             Comcast Corp. (Class A Special) .......        6,914,325
114,745             MediaOne Group, Inc.* .................        9,007,482
                                                              --------------
                                                                  15,921,807
                                                              --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
                    Casino/Gambling (0.0%)
 24,111             Harrah's Entertainment, Inc.* .........   $     461,123
 36,224             Mirage Resorts, Inc.* .................         575,056
                                                              -------------
                                                                  1,036,179
                                                              -------------
                    Cellular Telephone (0.8%)
 68,142             Nextel Communications, Inc.
                    (Class A)* ............................       9,318,418
161,602             Sprint Corp. (PCS Group)* .............       8,362,903
                                                              -------------
                                                                 17,681,321
                                                              -------------
                    Clothing/Shoe/Accessory Stores (0.5%)
160,539             Gap, Inc. (The) .......................       7,756,040
 40,258             Limited (The), Inc. ...................       1,368,772
 25,979             Nordstrom, Inc. .......................         553,677
 58,140             TJX Companies, Inc. ...................         926,606
                                                              -------------
                                                                 10,605,095
                                                             -------------
                    Computer Communications (4.2%)
 64,692             3Com Corp.* ...........................       6,351,946
 19,146             Adaptec, Inc.* ........................         783,789
 33,854             Cabletron Systems, Inc.* ..............       1,658,846
613,306             Cisco Systems, Inc.* ..................      81,033,055
                                                              -------------
                                                                 89,827,636
                                                              -------------
                    Computer Software (6.8%)
 22,537             Adobe Systems, Inc. ...................       2,297,365
 11,438             Autodesk, Inc. ........................         508,991
 45,440             BMC Software, Inc.* ...................       2,090,240
 33,604             Citrix Systems, Inc. ..................       3,543,122
101,066             Computer Associates
                      International, Inc. .................       6,499,807
 67,096             Compuware Corp.* ......................       1,484,499
967,495             Microsoft Corp.* ......................      86,409,398
 62,449             Novell, Inc.* .........................       2,064,720
533,872             Oracle Corp.* .........................      39,606,629
 50,485             Parametric Technology Corp.* ..........       1,530,327
 50,336             PeopleSoft, Inc.* .....................       1,041,326
                                                              -------------
                                                                147,076,424
                                                              -------------
                    Computer/Video Chains (0.2%)
 38,488             Best Buy Co., Inc.* ...................       2,092,785
 38,127             Circuit City Stores, Inc. - Circuit
                      City Group ..........................       1,539,378
 36,246             Tandy Corp. ...........................       1,379,613
                                                              -------------
                                                                  5,011,776
                                                              -------------
                    Construction/Agricultural
                      Equipment/Trucks (0.2%)
 66,666             Caterpillar, Inc. .....................       2,337,477
  7,762             Cummins Engine Co., Inc. ..............         258,572


NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
 43,816             Deere & Co. ...........................   $   1,566,422
  1,558             NACCO Industries, Inc. (Class A) ......          67,676
 11,922             Navistar International Corp.* .........         390,445
 14,685             PACCAR, Inc. ..........................         632,373
                                                              -------------
                                                                  5,252,965
                                                              -------------
                    Consumer Electronics/Appliances (0.1%)
 15,830             Maytag Corp. ..........................         418,506
 13,955             Whirlpool Corp. .......................         757,931
                                                              -------------
                                                                  1,176,437
                                                              -------------
                    Consumer Specialties (0.0%)
  6,217             Jostens, Inc. .........................         149,597
                                                              -------------
                    Consumer Sundries (0.0%)
 12,047             American Greetings Corp.
                      (Class A) ...........................         207,811
                                                              -------------
                    Containers/Packaging (0.1%)
  5,696             Ball Corp. ............................         153,436
  9,808             Bemis Company, Inc. ...................         291,788
 22,849             Crown Cork & Seal Co., Inc. ...........         319,886
 28,148             Owens-Illinois, Inc.* .................         388,794
 32,129             Pactiv Corp. ..........................         267,072
 15,659             Sealed Air Corp.* .....................         778,057
 10,472             Temple-Inland, Inc. ...................         535,381
                                                              -------------
                                                                  2,734,414
                                                              -------------
                    Contract Drilling (0.1%)
 15,613             Rowan Companies, Inc.* ................         392,277
 38,858             Transocean Sedco Forex Inc. ...........       1,532,462
                                                              -------------
                                                                  1,924,739
                                                              -------------
                    Department Stores (0.4%)
 20,128             Dillard's, Inc. (Class A) .............         349,724
 39,364             Federated Department Stores,
                      Inc.* ...............................       1,444,167
 30,552             Kohl's Corp.* .........................       2,316,223
 62,651             May Department Stores Co. .............       1,640,673
 48,792             Penney (J.C.) Co., Inc. ...............         768,474
 70,866             Sears, Roebuck & Co. ..................       1,953,244
                                                              -------------
                                                                  8,472,505
                                                              -------------
                    Discount Chains (2.4%)
 20,757             Consolidated Stores Corp.* ............         233,516
 83,187             Costco Wholesale Corp.* ...............       4,138,553
 49,871             Dollar General Corp. ..................       1,044,174
 92,567             Kmart Corp.* ..........................         815,747
 82,621             Target Corp. ..........................       4,874,639
834,392             Wal-Mart Stores, Inc. .................      40,624,460
                                                              -------------
                                                                 51,731,089
                                                              -------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
                    Diversified Commercial Services (0.1%)
 46,235             Paychex, Inc. .........................   $    2,314,640
                                                              --------------
                    Diversified Electronic Products (0.1%)
 35,666             Rockwell International Corp. ..........        1,613,886
                                                              --------------
                    Diversified Financial Services (2.1%)
 83,938             American Express Co. ..................       11,263,430
632,181             Citigroup, Inc. .......................       32,675,855
 26,619             Providian Financial Corp. .............        1,725,244
                                                              --------------
                                                                  45,664,529
                                                              --------------
                    Diversified Manufacturing (1.4%)
 26,690             Danaher Corp. .........................        1,089,286
 38,180             Dover Corp. ...........................        1,472,316
148,426             Honeywell International, Inc. .........        7,143,001
 16,484             ITT Industries, Inc. ..................          399,737
 75,249             Minnesota Mining &
                      Manufacturing Co. ...................        6,631,318
 29,669             Thermo Electron Corp.* ................          463,578
316,630             Tyco International Ltd. (Bermuda)             12,012,151
                                                              --------------
                                                                  29,211,387
                                                              --------------
                    Drugstore Chains (0.4%)
 73,478             CVS Corp. .............................        2,571,730
  7,334             Longs Drug Stores Corp. ...............          136,137
 48,548             Rite Aid Corp. ........................          333,767
188,151             Walgreen Co. ..........................        4,856,648
                                                              --------------
                                                                   7,898,282
                                                              --------------
                    E.D.P. Peripherals (1.5%)
190,780             EMC Corp.* ............................       22,702,820
 23,948             Lexmark International Group, Inc.
                      (Class A)* ..........................        2,855,799
 28,001             Network Appliance, Inc.* ..............        5,285,189
 39,057             Seagate Technology, Inc.* .............        1,947,968
                                                              --------------
                                                                  32,791,776
                                                              --------------
                    E.D.P. Services (0.8%)
117,207             Automatic Data Processing, Inc. .......        5,105,830
 27,120             Ceridian Corp.* .......................          537,315
 31,216             Computer Sciences Corp.* ..............        2,460,211
 88,271             Electronic Data Systems Corp. .........        5,715,547
 78,574             First Data Corp. ......................        3,535,830
                                                              --------------
                                                                  17,354,733
                                                              --------------
                    Electric Utilities (1.6%)
 38,697             AES Corp. (The)* ......................        3,243,292
 25,728             Ameren Corp. ..........................          771,840
 36,394             American Electric Power Co. ...........        1,023,581
 29,923             Carolina Power & Light Co. ............          890,209
 39,871             Central & South West Corp. ............          670,331


NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
 29,797             Cinergy Corp. .........................   $      636,911
 21,712             CMS Energy Corp. ......................          363,676
 41,441             Consolidated Edison, Inc. .............        1,142,218
 28,041             Constellation Energy Group, Inc. ......          834,220
 45,739             Dominion Resources, Inc. ..............        1,678,050
 27,196             DTE Energy Co. ........................          820,979
 68,565             Duke Energy Corp. .....................        3,325,402
 65,101             Edison International ..................        1,712,970
 46,281             Entergy Corp. .........................          937,190
 43,692             FirstEnergy Corp. .....................          816,494
 18,413             Florida Progress Corp. ................          784,854
 33,607             FPL Group, Inc. .......................        1,298,070
 21,956             GPU, Inc. .............................          546,155
 21,665             New Century Energies, Inc. ............          586,309
 35,116             Niagara Mohawk Holdings Inc. ..........          412,613
 29,025             Northern States Power Co. .............          509,752
 34,835             PECO Energy Co. .......................        1,299,781
 71,996             PG & E Corp. ..........................        1,484,917
 15,888             Pinnacle West Capital Corp. ...........          438,906
 26,942             PPL Corp. .............................          542,208
 40,985             Public Service Enterprise Group,
                      Inc. ................................        1,188,565
 55,438             Reliant Energy, Inc. ..................        1,139,944
126,204             Southern Co. ..........................        2,800,151
 51,826             Texas Utilities Co. ...................        1,690,823
 40,784             Unicom Corp. ..........................        1,542,145
                                                              --------------
                                                                  35,132,556
                                                              --------------
                    Electrical Products (0.3%)
 17,655             Cooper Industries, Inc. ...............          534,064
 81,470             Emerson Electric Co. ..................        3,711,977
 29,394             Molex Inc. ............................        1,638,715
 10,841             Thomas & Betts Corp. ..................          243,245
                                                              --------------
                                                                   6,128,001
                                                              --------------
                    Electronic Components (0.2%)
 15,384             Andrew Corp.* .........................          378,831
 54,928             Solectron Corp.* ......................        3,597,784
                                                              --------------
                                                                   3,976,615
                                                              --------------
                    Electronic Data Processing (5.8%)
 30,165             Apple Computer, Inc.* .................        3,457,663
318,747             Compaq Computer Corp. .................        7,928,832
476,409             Dell Computer Corp.* ..................       19,413,667
 59,350             Gateway, Inc. .........................        4,080,312
191,061             Hewlett-Packard Co. ...................       25,697,704
337,985             International Business Machines
                      Corp. ...............................       34,474,470
 18,105             NCR Corp.* ............................          686,858
 34,463             Silicon Graphics, Inc.* ...............          338,168

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                          VALUE
---------                                                   --------------
292,894             Sun Microsystems, Inc.* .............   $   27,898,153
 58,107             Unisys Corp.* .......................        1,739,578
                                                            --------------
                                                               125,715,405
                                                            --------------
                    Electronic Production Equipment (0.9%)
 70,952             Applied Materials, Inc.* ............       12,975,347
 33,731             KLA-Tencor Corp.* ...................        2,628,910
 32,062             Teradyne, Inc.* .....................        2,789,394
                                                            --------------
                                                                18,393,651
                                                            --------------
                    Engineering & Construction (0.0%)
 14,243             Fluor Corp. .........................          405,035
                                                            --------------
                    Environmental Services (0.1%)
 35,409             Allied Waste Industries, Inc.* ......          199,176
116,179             Waste Management, Inc. ..............        1,742,685
                                                            --------------
                                                                 1,941,861
                                                            --------------
                    Farming/Seeds/Milling (0.1%)
114,066             Archer-Daniels-Midland Co. ..........        1,147,789
                                                            --------------
                    Finance Companies (1.3%)
136,545             Associates First Capital Corp.
                      (Class A) .........................        2,713,832
 36,971             Capital One Financial Corp. .........        1,360,995
 21,218             Countrywide Credit Industries,
                      Inc. ..............................          529,124
192,186             Fannie Mae ..........................       10,185,858
130,345             Freddie Mac .........................        5,441,904
 88,150             Household International, Inc. .......        2,815,291
150,332             MBNA Corp. ..........................        3,420,053
 29,828             SLM Holding Corp. ...................          933,989
                                                            --------------
                                                                27,401,046
                                                            --------------
                    Financial Publishing/Services (0.1%)
 30,165             Dun & Bradstreet Corp. ..............          789,946
 26,519             Equifax, Inc. .......................          561,871
 36,768             McGraw-Hill Companies, Inc. .........        1,870,572
                                                            --------------
                                                                 3,222,389
                                                            --------------
                    Fluid Controls (0.0%)
 20,999             Parker-Hannifin Corp. ...............          761,214
                                                            --------------
                    Food Chains (0.4%)
 79,415             Albertson's, Inc. ...................        1,945,667
  7,166             Great Atlantic & Pacific Tea Co.,
                      Inc. ..............................          167,953
155,994             Kroger Co.* .........................        2,320,411
 95,399             Safeway Inc.* .......................        3,678,824
 27,868             Winn-Dixie Stores, Inc. .............          449,372
                                                            --------------
                                                                 8,562,227
                                                            --------------


NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
                    Food Distributors (0.1%)
 26,175             Supervalu, Inc. .....................   $      449,883
 61,758             SYSCO Corp. .........................        2,026,434
                                                            --------------
                                                                 2,476,317
                                                            --------------
                    Forest Products (0.2%)
 32,060             Georgia-Pacific Corp. ...............        1,112,081
 19,959             Louisiana-Pacific Corp. .............          235,766
 44,034             Weyerhaeuser Co. ....................        2,259,495
                                                            --------------
                                                                 3,607,342
                                                            --------------
                    Generic Drugs (0.0%)
 17,996             Watson Pharmaceuticals, Inc.* .......          719,840
                                                            --------------
                    Home Building (0.0%)
 11,112             Centex Corp. ........................          218,768
  8,942             Kaufman & Broad Home Corp. ..........          171,016
  8,052             Pulte Corp. .........................          135,374
                                                            --------------
                                                                   525,158
                                                            --------------
                    Home Furnishings (0.1%)
 36,803             Leggett & Platt, Inc. ...............          618,750
 52,882             Newell Rubbermaid, Inc. .............        1,222,896
 10,811             Tupperware Corp. ....................          185,814
                                                            --------------
                                                                 2,027,460
                                                            --------------
                    Hospital/Nursing Management (0.1%)
105,613             Columbia/HCA Healthcare Corp. .......        2,039,651
 19,265             Manor Care, Inc. ....................          167,365
 58,383             Tenet Healthcare Corp.* .............        1,021,703
                                                            --------------
                                                                 3,228,719
                                                            --------------
                    Hotels/Resorts (0.2%)
115,671             Carnival Corp. (Class A) ............        3,332,771
 69,152             Hilton Hotels Corp. .................          484,064
 46,646             Marriott International, Inc.
                      (Class A) .........................        1,285,680
                                                            --------------
                                                                 5,102,515
                                                            --------------
                    Industrial Machinery/Components (0.2%)
 56,339             Illinois Tool Works Inc. ............        2,912,022
 30,670             Ingersoll-Rand Co. ..................        1,175,044
  6,902             Milacron Inc. .......................           95,765
                                                            --------------
                                                                 4,182,831
                                                            --------------
                    Industrial Specialties (0.1%)
 24,296             Ecolab, Inc. ........................          686,362
  8,487             Millipore Corp. .....................          453,524
 23,281             Pall Corp. ..........................          459,800
                                                            --------------
                                                                 1,599,686
                                                            --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued

NUMBER OF
 SHARES                                                              VALUE
---------                                                       --------------
                  Insurance Brokers/Services (0.2%)
 48,118           AON Corp. .................................   $    1,007,471
 50,024           Marsh & McLennan Companies,
                    Inc. ....................................        3,870,607
                                                                --------------
                                                                     4,878,078
                                                                --------------
                  Integrated Oil Companies (4.4%)
 17,005           Amerada Hess Corp. ........................          859,815
 60,512           Atlantic Richfield Co. ....................        4,296,352
123,049           Chevron Corp. .............................        9,190,222
117,422           Conoco, Inc. (Class B) ....................        2,311,746
647,535           Exxon Mobil Corp. .........................       48,767,480
 47,490           Phillips Petroleum Co. ....................        1,816,493
402,051           Royal Dutch Petroleum Co. (ADR)
                    (Netherlands) ..........................       21,107,678
103,698           Texaco, Inc. ..............................        4,919,174
 45,453           Unocal Corp. ..............................        1,215,868
                                                                --------------
                                                                    94,484,828
                                                                --------------
                  Internet Services (1.9%)
419,149           America Online, Inc.* .....................       24,729,791
 98,714           Yahoo! Inc.* ..............................       15,763,392
                                                                --------------
                                                                    40,493,183
                                                                --------------
                  Investment Bankers/Brokers/
                    Services (1.5%)
 22,345           Bear Stearns Companies, Inc. ..............          877,041
 22,502           Lehman Brothers Holdings, Inc. ............        1,631,395
 69,500           Merrill Lynch & Co., Inc. .................        7,123,750
208,859           Morgan Stanley Dean Witter &
                    Co. (Note 4) ............................       14,711,506
 26,759           Paine Webber Group, Inc. ..................        1,023,532
153,743           Schwab (Charles) Corp. ....................        6,428,379
                                                                --------------
                                                                    31,795,603
                                                                --------------
                  Investment Managers (0.1%)
 47,275           Franklin Resources, Inc. ..................        1,285,289
 22,435           Price (T.) Rowe Associates, Inc. ..........          738,953
                                                                --------------
                                                                     2,024,242
                                                                --------------
                  Life Insurance (0.2%)
 46,334           American General Corp. ....................        2,418,056
 61,334           Conseco, Inc. .............................          897,010
 19,636           Jefferson-Pilot Corp. .....................        1,022,299
 36,651           Lincoln National Corp. ....................        1,019,356
                                                                --------------
                                                                     5,356,721
                                                                --------------
                  Major Banks (3.9%)
320,094           Bank of America Corp. .....................       14,744,330
138,073           Bank of New York Co., Inc. ................        4,599,557
215,038           Bank One Corp. ............................        5,550,668
 65,141           BB&T Corp. ................................        1,530,814



NUMBER OF
 SHARES                                                              VALUE
---------                                                       --------------
154,644           Chase Manhattan Corp. (The) ...............   $   12,313,529
 29,323           Comerica, Inc. ............................        1,083,118
185,200           First Union Corp. .........................        5,463,400
171,667           FleetBoston Financial Corp. ...............        4,677,926
 43,079           Huntington Bancshares, Inc. ...............          899,274
 83,869           KeyCorp ...................................        1,420,531
 95,371           Mellon Financial Corp. ....................        2,873,051
 32,464           Morgan (J.P.) & Co., Inc. .................        3,603,504
115,605           National City Corp. .......................        2,225,396
 55,124           PNC Bank Corp. ............................        2,132,610
 31,463           SouthTrust Corp. ..........................          721,683
 29,995           State Street Corp. ........................        2,185,886
 32,768           Summit Bancorp. ...........................          784,384
 59,993           SunTrust Banks, Inc. ......................        3,048,394
136,433           U.S. Bancorp ..............................        2,498,429
 38,014           Wachovia Corp. ............................        2,173,926
307,927           Wells Fargo & Co. .........................       10,180,836
                                                                --------------
                                                                    84,711,246
                                                                --------------
                  Major Chemicals (1.1%)
 41,118           Dow Chemical Co. ..........................        4,461,303
195,846           Du Pont (E.I.) de Nemours & Co.,
                    Inc. ....................................        9,890,223
 14,667           Eastman Chemical Co. ......................          527,095
 19,935           Hercules Inc. .............................          328,928
118,988           Monsanto Co. ..............................        4,618,222
 41,040           Rohm & Haas Co. ...........................        1,656,990
 25,098           Union Carbide Corp. .......................        1,347,449
                                                                --------------
                                                                    22,830,210
                                                                --------------
                  Major Pharmaceuticals (7.0%)
288,243           Abbott Laboratories .......................        9,439,958
244,820           American Home Products Corp. ..............       10,649,670
371,938           Bristol-Myers Squibb Co. ..................       21,130,728
260,727           Johnson & Johnson .........................       18,707,162
204,471           Lilly (Eli) & Co. .........................       12,153,245
438,262           Merck & Co., Inc. .........................       26,980,504
725,854           Pfizer, Inc. ..............................       23,318,060
 97,218           Pharmacia & Upjohn, Inc. ..................        4,630,007
275,449           Schering-Plough Corp. .....................        9,606,284
160,997           Warner-Lambert Co. ........................       13,775,306
                                                                --------------
                                                                   150,390,924
                                                                --------------
                  Major U.S. Telecommunications (6.4%)

 58,861           ALLTEL Corp. ..............................        3,413,938
599,122           AT&T Corp. ................................       29,619,094
291,144           Bell Atlantic Corp. .......................       14,247,860
352,931           BellSouth Corp. ...........................       14,381,938
182,210           GTE Corp. .................................       10,750,390
532,184           MCI WorldCom, Inc.* .......................       23,748,711

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                             VALUE
---------                                                      --------------
639,627             SBC Communications, Inc. ...............   $   24,305,826
163,394             Sprint Corp. (FON Group) ...............        9,967,034
 94,744             U.S. West, Inc. ........................        6,880,783
                                                               --------------
                                                                  137,315,574
                                                               --------------
                    Managed Health Care (0.2%)
 28,064             Aetna Inc. .............................        1,154,132
 31,410             Humana, Inc.* ..........................          213,981
 31,828             United HealthCare Corp. ................        1,627,207
 11,932             Wellpoint Health Networks, Inc.*........          805,410
                                                               --------------
                                                                    3,800,730
                                                               --------------
                    Meat/Poultry/Fish (0.1%)
 92,298             ConAgra, Inc. ..........................        1,511,380
                                                               --------------
                    Media Conglomerates (1.9%)
386,683             Disney (Walt) Co. ......................       12,953,881
241,220             Time Warner Inc. .......................       20,624,310
130,684             Viacom, Inc. (Class B)* ................        7,285,633
                                                               --------------
                                                                   40,863,824
                                                               --------------
                    Medical Equipment & Supplies (0.5%)
224,111             Medtronic, Inc. ........................       10,855,377
                                                               --------------
                    Medical Specialties (0.8%)
 19,148             ALZA Corp. (Class A)* ..................          702,492
  9,598             Bard (C.R.), Inc. ......................          379,121
 10,821             Bausch & Lomb, Inc. ....................          570,808
 54,549             Baxter International, Inc. .............        2,972,921
 46,933             Becton, Dickinson & Co. ................        1,457,856
 21,154             Biomet, Inc. ...........................          698,082
 77,756             Boston Scientific Corp.* ...............        1,419,047
 57,630             Guidant Corp. ..........................        3,882,821
 13,046             Mallinckrodt, Inc. .....................          321,258
 38,652             PE Corporation-PE Biosystems
                      Group ................................        4,077,786
 15,778             St. Jude Medical, Inc.* ................          412,200
                                                               --------------
                                                                   16,894,392
                                                               --------------
                    Medical/Dental Distributors (0.1%)
 52,546             Cardinal Health, Inc. ..................        2,167,523
 52,798             McKesson HBOC, Inc. ....................        1,022,961
                                                               --------------
                                                                    3,190,484
                                                               --------------
                    Medical/Nursing Services (0.0%)
 72,421             Healthsouth Corp.* .....................          353,052
                                                               --------------
                    Metals Fabrications (0.0%)
 11,612             Timken Co. (The) .......................          166,197
                                                               --------------
                    Mid-Sized Banks (0.6%)
 73,328             AmSouth Bancorporation .................        1,063,256
 57,881             Fifth Third Bancorp ....................        3,009,812
183,783             Firstar Corp. ..........................        3,273,635




NUMBER OF
 SHARES                                                              VALUE
---------                                                       --------------
 41,736             Northern Trust Corp. ...................   $    2,355,476
 22,073             Old Kent Financial Corp. ...............          578,037
 40,996             Regions Financial Corp. ................          830,169
 52,463             Synovus Financial Corp. ................          859,082
 26,443             Union Planters Corp. ...................          723,877
                                                               --------------
                                                                   12,693,344
                                                               --------------
                    Military/Gov't/Technical (0.2%)
 37,682             General Dynamics Corp. .................        1,629,747
  8,657             PerkinElmer, Inc. ......................          559,459
 63,454             Raytheon Co. (Class B) .................        1,173,899
                                                               --------------
                                                                    3,363,105
                                                               --------------
                    Motor Vehicles (1.0%)
226,476             Ford Motor Co. .........................        9,427,064
120,038             General Motors Corp. ...................        9,130,390
 28,372             Harley-Davidson, Inc. ..................        1,932,843
                                                               --------------
                                                                   20,490,297
                                                               --------------
                    Movies/Entertainment (0.2%)
 81,282             Seagram Co. Ltd. (Canada) ..............        4,775,318
                                                               --------------
                    Multi-Line Insurance (1.5%)
151,010             Allstate Corp. .........................        2,944,695
290,292             American International Group,
                      Inc. .................................       25,672,699
 34,865             CIGNA Corp. ............................        2,573,473
 41,553             Hartford Financial Services
                    Group, Inc. ............................        1,298,531
 24,377             Safeco Corp. ...........................          511,917
                                                               --------------
                                                                   33,001,315
                                                               --------------
                    Multi-Sector Companies (3.9%)
 12,354             Crane Co. ..............................          245,536
 30,765             Fortune Brands, Inc. ...................          672,984
615,180             General Electric Co. ...................       81,319,106
 11,070             McDermott International, Inc. ..........          103,781
  7,588             National Service Industries, Inc. ......          155,554
 27,889             Textron, Inc. ..........................        1,701,229
                                                               --------------
                                                                   84,198,190
                                                               --------------
                    Natural Gas (0.1%)
  5,066             Eastern Enterprises ....................          293,195
  8,821             Nicor Inc. .............................          267,938
  5,907             ONEOK, Inc. ............................          134,015
  6,643             Peoples Energy Corp. ...................          192,232
 38,315             Sempra Energy ..........................          689,670
                                                               --------------
                                                                    1,577,050
                                                               --------------
                    Newspapers (0.4%)
 16,776             Dow Jones & Co., Inc. ..................        1,046,403
 52,269             Gannett Co., Inc. ......................        3,407,285

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                           VALUE
---------                                                    --------------
  15,738            Knight-Ridder, Inc. ..................   $      737,719
  32,110            New York Times Co. (The)
                      (Class A) ..........................        1,356,648
  11,247            Times Mirror Co. (Class A) ...........          573,597
  44,556            Tribune Co. ..........................        1,734,899
                                                             --------------
                                                                  8,856,551
                                                             --------------
                    Office Equipment/Supplies (0.3%)
  21,127            Avery Dennison Corp. .................        1,282,145
  49,735            Pitney Bowes, Inc. ...................        2,461,883
124,548             Xerox Corp. ..........................        2,701,135
                                                             --------------
                                                                  6,445,163
                                                             --------------
                    Oil & Gas Production (0.2%)
 23,910             Anardarko Petroleum Corp. ............          735,233
 21,390             Apache Corp. .........................          780,735
 40,780             Burlington Resources, Inc. ...........        1,126,548
 17,618             Kerr-McGee Corp. .....................          788,406
 68,920             Occidental Petroleum Corp. ...........        1,107,028
 47,259             Union Pacific Resources Group,
                      Inc. ...............................          422,377
                                                             --------------
                                                                  4,960,327
                                                             --------------
                    Oil Refining/Marketing (0.1%)
 13,533             Ashland, Inc. ........................          421,215
 16,917             Sunoco, Inc. .........................          417,638
 26,987             Tosco Corp. ..........................          721,902
 58,259             USX-Marathon Group ...................        1,259,851
                                                             --------------
                                                                  2,820,606
                                                             --------------
                    Oil/Gas Transmission (0.8%)
 40,052             Coastal Corp. ........................        1,684,687
 15,237             Columbia Energy Group ................          898,983
 42,810             El Paso Energy Corp. .................        1,586,646
134,176             Enron Corp. ..........................        9,258,144
 81,512             Williams Companies, Inc. .............        3,408,221
                                                             --------------
                                                                 16,836,681
                                                             --------------
                    Oilfield Services/Equipment (0.6%)
 61,726             Baker Hughes Inc. ....................        1,597,160
 82,828             Halliburton Co. ......................        3,162,994
103,095             Schlumberger Ltd. (Netherlands) ......        7,616,143
                                                             --------------
                                                                 12,376,297
                                                             --------------
                    Other Consumer Services (0.2%)
 18,353             Block (H.&R.), Inc. ..................          805,238
133,316             Cendant Corp.* .......................        2,374,691
 51,011             Service Corp. International ..........          188,103
                                                             --------------
                                                                  3,368,032
                                                             --------------


NUMBER OF
 SHARES                                                           VALUE
---------                                                    --------------
                    Other Metals/Minerals (0.1%)
 17,542             Allegheny Technologies Inc. ..........   $      297,118
 35,992             Inco Ltd. (Canada)* ..................          629,860
 15,181             Phelps Dodge Corp. ...................          715,405
                                                             --------------
                                                                  1,642,383
                                                             --------------
                    Other Pharmaceuticals (0.1%)
 24,654             Allergan, Inc. .......................        1,240,404
                                                             --------------
                    Other Specialty Stores (0.2%)
 27,066             AutoZone, Inc.* ......................          664,809
 26,220             Bed Bath & Beyond Inc.* ..............          742,354
 61,719             Office Depot, Inc.* ..................          752,200
  9,869             Pep Boys-Manny Moe & Jack ............           61,064
 87,083             Staples, Inc.* .......................        2,351,241
 45,894             Toys 'R' Us, Inc.* ...................          567,938
                                                             --------------
                                                                  5,139,606
                                                             --------------
                    Other Telecommunications (0.3%)
 26,190             CenturyTel, Inc. .....................          880,639
142,288             Global Crossing Ltd. (Bermuda)*.......        6,634,178
                                                             --------------
                                                                  7,514,817
                                                             --------------
                    Package Goods/Cosmetics (2.0%)
 10,460             Alberto-Culver Co. (Class B) .........          223,583
 45,431             Avon Products, Inc. ..................        1,229,476
 44,325             Clorox Co. ...........................        1,792,392
109,233             Colgate-Palmolive Co. ................        5,700,597
201,121             Gillette Co. .........................        7,089,515
 19,707             International Flavors &
                      Fragrances, Inc. ...................          591,210
102,064             Kimberly-Clark Corp. .................        5,275,433
246,405             Procter & Gamble Co. .................       21,683,640
                                                             --------------
                                                                 43,585,846
                                                             --------------
                    Packaged Foods (1.0%)
 52,299             Bestfoods ............................        2,193,289
 80,219             Campbell Soup Co. ....................        2,276,214
 56,969             General Mills, Inc. ..................        1,876,416
 67,195             Heinz (H.J.) Co. .....................        2,146,040
 76,012             Kellogg Co. ..........................        1,924,054
 61,152             Nabisco Group Holdings Corp. .........          527,436
 25,086             Quaker Oats Company (The) ............        1,353,076
 57,194             Ralston-Ralston Purina Group .........        1,619,305
170,379             Sara Lee Corp. .......................        2,555,685
107,169             Unilever N.V. (Netherlands) ..........        4,876,190
                                                             --------------
                                                                 21,347,705
                                                             --------------
                    Paints/Coatings (0.1%)
 32,586             PPG Industries, Inc. .................        1,608,934
 31,101             Sherwin-Williams Co. .................          594,807
                                                             --------------
                                                                  2,203,741
                                                             --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
                    Paper (0.3%)
  10,713            Boise Cascade Corp. ...................   $      319,381
  18,037            Champion International Corp. ..........          933,415
  40,569            Fort James Corp. ......................          763,204
  77,639            International Paper Co. ...............        2,858,086
  19,246            Mead Corp. ............................          576,177
   5,456            Potlatch Corp. ........................          207,328
  18,807            Westavaco Corp. .......................          518,368
  20,917            Willamette Industries, Inc. ...........          709,871
                                                              --------------
                                                                   6,885,830
                                                              --------------
                    Photographic Products (0.2%)
  59,175            Eastman Kodak Co. .....................        3,391,467
   8,348            Polaroid Corp. ........................          209,222
                                                              --------------
                                                                   3,600,689
                                                              --------------
                    Precious Metals (0.1%)
  73,926            Barrick Gold Corp. (Canada) ...........        1,205,918
  30,653            Freeport-McMoran Copper &
                      Gold, Inc. (Class B) ................          421,479
  48,799            Homestake Mining Co. ..................          317,194
  31,426            Newmont Mining Corp. ..................          695,300
  61,051            Placer Dome Inc. (Canada) .............          534,196
                                                              --------------
                                                                   3,174,087
                                                              --------------
                    Precision Instruments (0.0%)
   8,859            Tektronix, Inc. .......................          513,822
                                                              --------------
                    Printing/Forms (0.0%)
  13,763            Deluxe Corp. ..........................          322,570
  23,707            Donnelley (R.R.) & Sons Co. ...........          453,396
                                                              --------------
                                                                     775,966
                                                              --------------
                    Property - Casualty Insurers (0.2%)
  32,988            Chubb Corp. ...........................        1,622,597
  30,771            Cincinnati Financial Corp. ............          919,284
  19,884            Loews Corp. ...........................          884,838
  13,708            Progressive Corp. .....................          815,626
  42,610            St. Paul Companies, Inc. ..............          953,399
                                                              --------------
                                                                   5,195,744
                                                              --------------
                    Railroads (0.3%)
  85,677            Burlington Northern Santa Fe
                      Corp. ...............................        1,686,766
  40,938            CSX Corp. .............................          908,312
  20,723            Kansas City Southern Industries,
                      Inc. ................................        1,631,936
  71,367            Norfolk Southern Corp. ................          967,915
  46,606            Union Pacific Corp. ...................        1,771,028
                                                              --------------
                                                                   6,965,957
                                                              --------------



NUMBER OF
 SHARES                                                            VALUE
---------                                                     --------------
                    Recreational Products/Toys (0.1%)
 17,217             Brunswick Corp. .......................   $      304,526
 36,330             Hasbro, Inc. ..........................          572,198
 78,895             Mattel, Inc. ..........................          759,364
                                                              --------------
                                                                   1,636,088
                                                              --------------
                    Rental/Leasing Companies (0.0%)
 11,997             Ryder System, Inc. ....................          223,444
                                                              --------------
                    Restaurants (0.4%)
 24,641             Darden Restaurants, Inc. ..............          324,953
253,876             McDonald's Corp. ......................        8,012,961
 28,787             Tricon Global Restaurants, Inc.* ......          766,454
 22,419             Wendy's International, Inc. ...........          353,099
                                                              --------------
                                                                   9,457,467
                                                              --------------
                    Savings & Loan Associations (0.2%)
 30,302             Golden West Financial Corp. ...........          863,607
108,243             Washington Mutual, Inc. ...............        2,394,876
                                                              --------------
                                                                   3,258,483
                                                              --------------
                    Semiconductors (5.6%)
 27,602             Advanced Micro Devices, Inc.* .........        1,079,928
 32,711             Analog Devices, Inc.* .................        5,135,627
 36,823             Conexant Systems, Inc.* ...............        3,617,860
626,431             Intel Corp. ...........................       70,786,703
 55,772             LSI Logic Corp.* ......................        3,572,894
 50,596             Micron Technology, Inc.* ..............        4,961,570
 32,159             National Semiconductor Corp.* .........        2,415,945
150,373             Texas Instruments, Inc. ...............       25,037,105
 59,784             Xilinx, Inc.* .........................        4,767,774
                                                              --------------
                                                                 121,375,406
                                                              --------------
                    Services to the Health Industry (0.1%)
 57,736             IMS Health Inc. .......................        1,161,937
 21,553             Quintiles Transnational Corp.* ........          639,855
  5,044             Shared Medical Systems Corp. ..........          196,401
                                                              --------------
                                                                   1,998,193
                                                              --------------
                    Shoe Manufacturing (0.1%)
 52,507             Nike, Inc. (Class B) ..................        1,493,168
 10,550             Reebok International Ltd.* ............           84,400
                                                              --------------
                                                                   1,577,568
                                                              --------------
                    Specialty Chemicals (0.2%)
 42,994             Air Products & Chemicals, Inc. ........        1,107,096
 23,595             Engelhard Corp. .......................          321,482
  5,736             FMC Corp.* ............................          277,121
 13,460             Grace (W. R.) & Co. ...................          135,441
 10,783             Great Lakes Chemical Corp. ............          313,381
 29,803             Praxair, Inc. .........................        1,005,851
 18,917             Sigma-Aldrich Corp. ...................          449,279
                                                              --------------
                                                                   3,609,651
                                                              --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Portfolio of Investments February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                      VALUE
---------                                               --------------
             Specialty Foods/Candy (0.1%)
 25,944      Hershey Foods Corp. ....................   $   1,139,915
 21,706      Wrigley (Wm.) Jr. Co. (Class A) ........       1,467,868
                                                        -------------
                                                            2,607,783
                                                        -------------
             Specialty Insurers (0.1%)
 18,671      MBIA, Inc. .............................         716,500
 19,820      MGIC Investment Corp. ..................         740,773
                                                        -------------
                                                            1,457,273
                                                        -------------
             Specialty Steels (0.0%)
 16,352      Nucor Corp. ............................         812,490
                                                        -------------
             Steel/Iron Ore (0.0%)
 24,591      Bethlehem Steel Corp.* .................         139,861
 16,574      USX-U.S. Steel Group ...................         362,556
 16,709      Worthington Industries, Inc. ...........         221,394
                                                        -------------
                                                              723,811
                                                        -------------
             Telecommunication Equipment (5.7%)
 56,098      ADC Telecommunications, Inc.* ..........       2,517,398
 14,315      Comverse Technology, Inc.* .............       2,810,213
 51,024      Corning Inc. ...........................       9,592,512
587,449      Lucent Technologies Inc. ...............      34,953,216
132,966      Motorola, Inc. .........................      22,670,703
250,424      Nortel Networks Corp. (Canada) .........      27,922,276
123,717      QUALCOMM Inc.* .........................      17,621,940
 14,730      Scientific-Atlanta, Inc. ...............       1,512,587
 75,426      Tellabs, Inc.* .........................       3,620,448
                                                        -------------
                                                          123,221,293
                                                        -------------
             Textiles (0.0%)
  3,355      Springs Industries, Inc. (Class A)......         118,893
                                                        -------------
             Tobacco (0.4%)
443,647      Philip Morris Companies, Inc. ..........       8,900,668
 32,080      UST, Inc. ..............................         619,545
                                                        -------------
                                                            9,520,213
                                                        -------------
             Tools/Hardware (0.1%)
 16,286      Black & Decker Corp. ...................         536,420
  4,338      Briggs & Stratton Corp. ................         145,052
 10,972      Snap-On, Inc. ..........................         239,327
 16,767      Stanley Works ..........................         385,641
                                                        -------------
                                                            1,306,440
                                                        -------------
             Wholesale Distributors (0.0%)
 17,509      Grainger (W.W.), Inc. ..................         749,604
 27,960      IKON Office Solutions, Inc. ............         195,720
                                                        -------------
                                                              945,324
                                                        -------------
             TOTAL COMMON STOCKS
             (Identified Cost $1,833,986,326) .......   2,156,948,493
                                                        -------------


                                                           VALUE
                                                        -------------
TOTAL INVESTMENTS
(Identified Cost $1,833,986,326) (a).....   100.1%     $2,156,948,493
LIABILITIES IN EXCESS OF OTHER

ASSETS ..................................    (0.1)         (2,246,788)
                                            -----      --------------
NET ASSETS ..............................   100.0%     $2,154,701,705
                                            =====      ==============

--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $539,539,105 and the aggregate gross unrealized depreciation is $216,576,938, resulting in net unrealized appreciation of $322,962,167.

FUTURES CONTRACTS OPEN AT FEBRUARY 29, 2000:


               DESCRIPTION,     UNDERLYING
 NUMBER OF   DELIVERY MONTH,   FACE AMOUNT    UNREALIZED
 CONTRACTS       AND YEAR        AT VALUE        LOSS
----------- ----------------- ------------- -------------
             S&P 500 Index
     11       March/2000      $3,773,000    $(84,849)





                        See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000 (unaudited)

ASSETS:

Investments in securities, at value
  (identified cost $1,833,986,326) ................................    $2,156,948,493
Receivable for:
   Shares of beneficial interest sold .............................         7,124,079
   Dividends ......................................................         2,590,890
   Investments sold ...............................................         1,409,619
   Variation margin ...............................................            88,221
Deferred organizational expenses ..................................            35,276
Prepaid expenses and other assets .................................           165,611
                                                                       --------------
   TOTAL ASSETS ...................................................     2,168,362,189
                                                                       --------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................         9,893,445
   Plan of distribution fee .......................................         1,633,406
   Investment management fee ......................................           666,990
Payable to bank ...................................................         1,262,312
Accrued expenses and other payables ...............................           204,331
                                                                       --------------
   TOTAL LIABILITIES ..............................................        13,660,484
                                                                       --------------
   NET ASSETS .....................................................    $2,154,701,705
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $1,838,852,385
Net unrealized appreciation .......................................       322,877,318
Accumulated net investment loss ...................................        (1,995,035)
Accumulated net realized loss .....................................        (5,032,963)
                                                                       --------------
   NET ASSETS .....................................................    $2,154,701,705
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................      $130,706,013
Shares Outstanding (unlimited authorized, $.01 par value) .........         8,987,239
   NET ASSET VALUE PER SHARE ......................................            $14.54
                                                                               ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................            $15.35
                                                                               ======
CLASS B SHARES:
Net Assets ........................................................    $1,813,724,580
Shares Outstanding (unlimited authorized, $.01 par value) .........       126,256,752
   NET ASSET VALUE PER SHARE ......................................            $14.37
                                                                               ======
CLASS C SHARES:
Net Assets ........................................................      $174,464,881
Shares Outstanding (unlimited authorized, $.01 par value) .........        12,145,139
   NET ASSET VALUE PER SHARE ......................................            $14.36
                                                                               ======
CLASS D SHARES:
Net Assets ........................................................       $35,806,231
Shares Outstanding (unlimited authorized, $.01 par value) .........         2,452,316
   NET ASSET VALUE PER SHARE ......................................            $14.60
                                                                               ======

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements, continued

STATEMENT OF OPERATIONS

For the six months ended February 29, 2000 (unaudited)


NET INVESTMENT LOSS:


INCOME

Dividends (net of $16,046 foreign withholding tax) .........   $12,194,439
Interest ...................................................       674,200
                                                               -----------
   TOTAL INCOME ............................................    12,868,639
                                                               -----------
EXPENSES
Plan of distribution fee (Class A shares) ..................       142,107
Plan of distribution fee (Class B shares) ..................     8,766,004
Plan of distribution fee (Class C shares) ..................       810,855
Investment management fee ..................................     4,045,006
Transfer agent fees and expenses ...........................       890,291
Registration fees ..........................................       167,589
Shareholder reports and notices ............................        70,328
Custodian fees .............................................        48,550
Professional fees ..........................................        38,663
Organizational expenses ....................................         6,831
Trustees' fees and expenses ................................         6,185
Other ......................................................        23,132
                                                               -----------
   TOTAL EXPENSES ..........................................    15,015,541
Less: amounts waived/reimbursed ............................      (151,867)
                                                               -----------
   NET EXPENSES ............................................    14,863,674
                                                               -----------
   NET INVESTMENT LOSS .....................................    (1,995,035)
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
   Investments .............................................      (517,969)
   Futures contracts .......................................    (1,245,151)
                                                               -----------
   NET LOSS ................................................    (1,763,120)
                                                               -----------
Net change in unrealized appreciation/depreciation on:
   Investments .............................................    62,343,310
   Futures contracts .......................................       464,019
                                                               -----------
   NET APPRECIATION ........................................    62,807,329
                                                               -----------
   NET GAIN ................................................    61,044,209
                                                               -----------
NET INCREASE ...............................................   $59,049,174
                                                               ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE SIX          FOR THE YEAR
                                                             MONTHS ENDED             ENDED
                                                          FEBRUARY 29, 2000      AUGUST 31, 1999
                                                         -------------------   ------------------
                                                               (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) .........................     $   (1,995,035)      $      251,395
Net realized gain (loss) .............................         (1,763,120)           3,050,206
Net change in unrealized appreciation ................         62,807,329          295,107,663
                                                           --------------       --------------
   NET INCREASE ......................................         59,049,174          298,409,264
                                                           --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................                  -             (286,359)
   Class B shares ....................................                  -             (612,696)
   Class C shares ....................................                  -              (55,326)
   Class D shares ....................................                  -             (139,228)
Net realized gain
   Class A shares ....................................           (283,108)             (31,341)
   Class B shares ....................................         (4,247,416)            (524,676)
   Class C shares ....................................           (390,381)             (39,375)
   Class D shares ....................................            (61,600)             (12,126)
                                                           --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................         (4,982,505)          (1,701,127)
                                                           --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................        254,203,987          929,739,512
                                                           --------------       --------------
   NET INCREASE ......................................        308,270,656        1,226,447,649
NET ASSETS:
Beginning of period ..................................      1,846,431,049          619,983,400
                                                           --------------       --------------
   END OF PERIOD
   (Including a net investment loss of $1,995,035 and
   $0, respectively) .................................     $2,154,701,705       $1,846,431,049
                                                           ==============       ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 29, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 29, 2000 (unaudited) continued


securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 29, 2000 (unaudited) continued


capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% of the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% of the portion of daily net assets in excess of $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 29, 2000 (unaudited) continued


paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $51,724,709 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $8,475, $2,005,423 and $67,668, respectively and received $204,148 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 29, 2000 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2000 aggregated $299,436,965 and $2,623,436, respectively. Included in the aforementioned are purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $1,023,348.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                   FOR THE SIX                          FOR THE YEAR
                                                                   MONTHS ENDED                            ENDED
                                                                FEBRUARY 29, 2000                     AUGUST 31, 1999
                                                        ----------------------------------   ----------------------------------
                                                                   (unaudited)
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                        ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ................................................       3,477,256      $   51,328,885        6,680,320      $   86,767,191
Reinvestment of dividends and distributions .........          17,601             265,419           23,092             300,893
Redeemed ............................................      (1,561,903)        (23,200,911)      (2,469,479)        (31,741,936)
                                                           ----------      --------------       ----------      --------------
Net increase - Class A ..............................       1,932,954          28,393,393        4,233,933          55,326,148
                                                           ----------      --------------       ----------      --------------
CLASS B SHARES
Sold ................................................      28,206,620         410,290,446       80,470,161       1,054,390,780
Reinvestment of dividends and distributions .........         264,957           3,953,148           80,119           1,040,747
Redeemed ............................................     (16,151,264)       (234,888,259)     (19,572,235)       (256,833,169)
                                                          -----------      --------------      -----------      --------------
Net increase - Class B ..............................      12,320,313         179,355,335       60,978,045         798,598,358
                                                          -----------      --------------      -----------      --------------
CLASS C SHARES
Sold ................................................       3,411,332          49,586,674        7,972,059         105,606,189
Reinvestment of dividends and distributions .........          25,132             374,970            6,822              88,622
Redeemed ............................................      (1,560,427)        (22,648,305)      (1,731,053)        (22,722,524)
                                                          -----------      --------------      -----------      --------------
Net increase - Class C ..............................       1,876,037          27,313,339        6,247,828          82,972,287
                                                          -----------      --------------      -----------      --------------
CLASS D SHARES
Sold ................................................       2,007,074          29,753,798        4,490,458          59,446,759
Reinvestment of dividends and distributions .........           3,003              45,467            9,731             126,988
Redeemed ............................................        (731,314)        (10,657,345)      (4,717,139)        (66,731,028)
                                                          -----------      --------------      -----------      --------------
Net increase (decrease) - Class D ...................       1,278,763          19,141,920         (216,950)         (7,157,281)
                                                          -----------      --------------      -----------      --------------
Net increase in Fund ................................      17,408,067      $  254,203,987       71,242,856      $  929,739,512
                                                          ===========      ==============      ===========      ==============

Morgan Stanley Dean Witter S&P 500 Index Fund
Notes to Financial Statements February 29, 2000 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

At August 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open futures contracts and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 29, 2000, the Fund had outstanding futures contracts.

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                    FOR THE PERIOD
                                                          FOR THE SIX           FOR THE YEAR      SEPTEMBER 26, 1997*
                                                         MONTHS ENDED              ENDED                THROUGH
                                                       FEBRUARY 29, 2000      AUGUST 31, 1999       AUGUST 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
CLASS A SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $14.05                 $10.18               $10.00
                                                            ------                 ------               ------
Income from investment operations:
  Net investment income .........................             0.04                   0.10                 0.10
  Net realized and unrealized gain ..............             0.59                   3.85                 0.11
                                                            ------                 ------               ------
Total income from investment operations .........             0.63                   3.95                 0.21
                                                            ------                 ------               ------
Less dividends and distributions from:
  Net investment income .........................                -                  (0.07)               (0.03)
  Net realized gain .............................            (0.14)                 (0.01)                   -
                                                            ------                 ------               ------
Total dividends and distributions ...............            (0.14)                 (0.08)               (0.03)
                                                            ------                 ------               ------
Net asset value, end of period ..................           $14.54                 $14.05               $10.18
                                                            ======                 ======               ======
TOTAL RETURN + ..................................             3.72%(1)              38.82%                2.05%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................             0.74%(2)(4)            0.73%(4)             0.75%(2)
Net investment income ...........................             0.51%(2)(4)            0.72%(4)             0.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........         $130,706                $99,140             $ 28,719
Portfolio turnover rate .........................                - (5)                  5%                   1%

-------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.75% and 0.50%, respectively, for the six months ended February 29, 2000, 0.81% and 0.64%, respectively, for the year ended August 31, 1999 and 0.89% and 0.77%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)  Less than 0.5%.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued


                                                                                                 FOR THE PERIOD
                                                        FOR THE SIX          FOR THE YEAR      SEPTEMBER 26, 1997*
                                                        MONTHS ENDED            ENDED                THROUGH
                                                     FEBRUARY 29, 2000     AUGUST 31, 1999       AUGUST 31, 1998
----------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)

CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $13.93                 $10.13                 $10.00
                                                        ------                 ------                 ------
Income (loss) from investment operations:
  Net investment income (loss) ..................        (0.02)                 (0.01)                  0.02
  Net realized and unrealized gain ..............         0.60                   3.83                   0.12
                                                        ------                 ------                 ------
Total income from investment operations .........         0.58                   3.82                   0.14
                                                        ------                 ------                 ------
Less dividends and distributions from:
  Net investment income .........................            -                  (0.01)                 (0.01)
  Net realized gain .............................        (0.14)                 (0.01)                     -
                                                        ------                 ------                 ------
Total dividends and distributions ...............        (0.14)                 (0.02)                 (0.01)
                                                        ------                 ------                 ------
Net asset value, end of period ..................       $14.37                 $13.93                 $10.13
                                                        ======                 ======                 ======
TOTAL RETURN + ..................................         3.40 %(1)             37.68 %                 1.38%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................         1.50 %(2)(4)           1.50 %(4)              1.50%(2)
Net investment income (loss) ....................        (0.25)%(2)(4)          (0.05)%(4)              0.16%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........   $1,813,725             $1,587,661               $536,349
Portfolio turnover rate .........................            -  (5)                 5 %                    1%

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.51% and (0.26)%, respectively, for the six months ended February 29, 2000, 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)  Less than 0.5%.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued


                                                                                                 FOR THE PERIOD
                                                        FOR THE SIX          FOR THE YEAR      SEPTEMBER 26, 1997*
                                                        MONTHS ENDED            ENDED                THROUGH
                                                     FEBRUARY 29, 2000     AUGUST 31, 1999       AUGUST 31, 1998
-----------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $13.93               $10.13                $10.00
                                                        ------               ------                ------
Income (loss) from investment operations:
  Net investment income (loss) ..................        (0.02)               (0.01)                 0.02
  Net realized and unrealized gain ..............         0.59                 3.83                  0.12
                                                        ------               ------                ------
Total income from investment operations .........         0.57                 3.82                  0.14
                                                        ------               ------                ------
Less dividends and distributions from:
  Net investment income .........................            -                (0.01)                (0.01)
  Net realized gain .............................        (0.14)               (0.01)                    -
                                                        ------               ------                ------
Total dividends and distributions ...............        (0.14)               (0.02)                (0.01)
                                                        ------               ------                ------
Net asset value, end of period ..................       $14.36               $13.93                $10.13
                                                        ======               ======                ======
TOTAL RETURN + ..................................         3.40 %(1)           37.70 %                1.37 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................         1.50 %(2)(4)         1.50 %(4)             1.50%(2)
Net investment income (loss) ....................        (0.25)%(2)(4)        (0.05)%(4)             0.16%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $174,465             $143,092               $40,730
Portfolio turnover rate .........................            -  (5)               5 %                   1%

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.51% and (0.26)%, respectively, for the six months ended February 29, 2000, 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)  Less than 0.5%.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter S&P 500 Index Fund
Financial Highlights, continued


                                                                                                    FOR THE PERIOD
                                                          FOR THE SIX           FOR THE YEAR      SEPTEMBER 26, 1997*
                                                         MONTHS ENDED              ENDED                THROUGH
                                                       FEBRUARY 29, 2000      AUGUST 31, 1999       AUGUST 31, 1998
------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)

CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $14.09                 $10.20               $10.00
                                                            ------                 ------               ------
Income from investment operations:
  Net investment income .........................             0.05                   0.13                 0.12
  Net realized and unrealized gain ..............             0.60                   3.85                 0.11
                                                            ------                 ------               ------
Total income from investment operations .........             0.65                   3.98                 0.23
                                                            ------                 ------               ------
Less dividends and distributions from:
  Net investment income .........................                -                  (0.08)               (0.03)
  Net realized gain .............................            (0.14)                 (0.01)                   -
                                                            ------                 ------               ------
Total dividends and distributions ...............            (0.14)                 (0.09)               (0.03)
                                                            ------                 ------               ------
Net asset value, end of period ..................           $14.60                 $14.09               $10.20
                                                            ======                 ======               ======
TOTAL RETURN + ..................................             3.86%(1)              39.13%                2.30%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................             0.50%(2)(4)            0.50%(4)             0.50%(2)
Net investment income ...........................             0.75%(2)(4)            0.95%(4)             1.16%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........          $35,806               $ 16,538             $ 14,186
Portfolio turnover rate .........................                - (5)                  5%                   1%

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.51% and 0.74%, respectively, for the six months ended February 29, 2000, 0.58% and 0.87%, respectively, for the year ended August 31, 1999 and 0.64% and 1.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)  Less than 0.5%.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherford, Jr.
Vice President

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
S&P 500
INDEX FUND



[GRAPHIC OMITTED]


SEMIANNUAL REPORT
FEBRUARY 29, 2000